GECA VARIABLE INVESTMENT ACCOUNT

                              Financial Statements
                                   (Unaudited)

                                  June 30, 1999

                        GECA Variable Investment Account

                                Table of Contents

                                  June 30, 1999



                                                                            Page
Financial Statements:
(Unaudited)

   Statements of Assets and Liabilities                                      1
   Statements of Operations                                                  2
   Statements of Changes in Net Assets                                       3

Notes to Financial Statements (Unaudited)                                    4

                        GECA VARIABLE INVESTMENT ACCOUNT

                      Statements of Assets and Liabilities
                                   (Unaudited)

                                  June 30, 1999


                                                                                GE Investments Funds, Inc.
                                                    --------------------------------------------------------------------------
                                                                   Premier
                                                                   Growth       Value     International    U.S.        Money
                                                       Income      Equity      Equity        Equity       Equity      Market
Assets                                                  Fund        Fund        Fund          Fund         Fund        Fund
------                                             ------------- -----------  --------    -------------   -------    --------
Investments in GE Investments Funds, Inc.,
 at fair value:
    Income Fund (1,707,882 shares,
      cost $23,530,055)                             $20,682,451          --          --          --           --           --
    Premier Growth Equity Fund (291,940 shares,
      cost $18,564,112)                                      --  23,574,155          --          --           --           --
    Value Equity Fund (977,975 shares,
      cost $14,638,098)                                      --          --   16,322,403         --           --           --
    International Equity Fund (816,463 shares,
      cost $9,829,263)                                       --          --          --   10,287,434          --           --
    U.S. Equity Fund (848,764 shares,
      cost $27,240,761)                                      --          --          --          --    32,448,248           --
    Money Market Fund (4,864,893 shares,
      cost $4,864,893)                                       --          --          --          --           --     4,864,893
                                                    ------------  ----------  ----------  ----------   ----------    ---------
         Total assets                               $20,682,451   23,574,155  16,322,403  10,287,434   32,448,248    4,864,893
                                                    ============  ==========  ==========  ==========   ==========    =========

Net assets:
    Attributable to General Electric Capital
     Assurance Company                               16,445,680   11,165,245   6,299,404   8,352,325   17,657,675    3,204,497
    For deferred variable annuity contractholders     4,236,771   12,408,910  10,022,999   1,935,109   14,790,573    1,660,396
                                                    -----------   ----------  ----------  ----------   ----------    ---------
                                                    $20,682,451   23,574,155  16,322,403  10,287,434   32,448,248    4,864,893
                                                    ===========   ==========  ==========  ==========   ==========    =========
Outstanding units held by contractholders               408,955      747,975     762,785     155,555    1,048,233      157,086
                                                    ===========   ==========  ==========  ==========   ==========    =========
Net asset value per unit                            $     10.36        16.59       13.14       12.44        14.11        10.57
                                                    ===========   ==========  ==========  ==========   ==========    =========

See accompanying notes to financial statements.

                        GECA VARIABLE INVESTMENT ACCOUNT
                            Statements of Operations
                                  (Unaudited)
                                 June 30, 1999

                                                                        GE Investments Funds, Inc.
                                       ------------------------------------------------------------------------------------
                                                       Premier
                                                        Growth         Value     International      U. S.          Money
                                         Income         Equity        Equity         Equity        Equity         Market
                                          Fund           Fund          Fund           Fund          Fund           Fund
                                       ------------  -------------  ------------  ------------- ------------   ------------
Investment income:
    Income - Dividends                   $      -               -            -               -             -         152,530
    Expenses:
       Mortality and expense risk charges
           (note 3)                         34,052          78,368       67,274          14,514       103,042         20,091
                                         ---------       ---------    ---------         -------      --------        -------
          Net investment income (loss)     (34,052)        (78,368)     (67,274)        (14,514)     (103,042)       132,439
                                         ---------       ---------    ---------         -------      --------        -------
Net realized and unrealized gain (loss)
 on investments:
       Net realized gain (loss)            (37,554)      2,134,555    1,182,337         445,311     2,040,626              -
       Unrealized appreciation
          (depreciation) on investments   (358,214)      1,832,503    1,898,322         132,598     2,038,985              -
                                         ---------       ---------    ---------         -------     ---------        -------
          Net realized and unrealized gain
            (loss) on investments         (395,768)      3,967,058    3,080,659         577,909     4,079,611              -
                                         ---------       ---------    ---------         -------     ---------        -------
          Increase in net assets from
            operations                   $(429,820)      3,888,690    3,013,385         563,395     3,976,569        132,439
                                         =========       =========    =========         =======     =========        =======

                        GECA VARIABLE INVESTMENT ACCOUNT
                       Statements of Changes in Net Assets
                                  (Unaudited)
                                  June 30, 1999


                                                                        GE Investments Fund, Inc.
                                                     --------------------------------------------------------
                                                                            Premier
                                                                             Growth              Value
                                                          Income             Equity             Equity
                                                           Fund               Fund               Fund
                                                     ----------------     ---------------    ----------------

Increase in net assets

From operations:
     Net investment income (loss)                         $   (34,052)        (78,368)           (67,274)
     Net realized gain (loss)                                 (37,554)      2,134,555          1,182,337
     Unrealized appreciation
      (depreciation) on investments                          (358,214)      1,832,503          1,898,322
                                                          -----------      ----------         ----------

             Increase in net assets from operations          (429,820)      3,888,690          3,013,385
                                                          -----------      ----------         ----------

From capital transactions:
     Net effect of transactions by General Electric
         Capital Assurance Company                             34,050         292,372            140,799
     Net contract purchase payments                             1,741          84,213             12,046
     Transfers to the general account of
       General Electric Capital Assurance Company
             Surrender Benefits                              (344,652)       (635,089)          (398,314)
             Transfers from (to) the Fixed
               Guarantee Period Account (note 1)              (66,389)          1,183            (74,999)
     Interfund transfers                                      (14,792)         64,856            (50,917)
                                                          -----------      ----------         ----------

             Increase in net assets from capital
               transactions                                  (390,042)       (192,465)          (371,385)
                                                          -----------      ----------         ----------

             Increase in net assets                          (819,862)      3,696,225          2,642,000

Net assets at beginning of period                          21,502,313      19,877,930         13,680,403
                                                          -----------      ----------         ----------

Net assets at end of period                              $ 20,682,451      23,574,155         16,322,403
                                                          ===========      ==========         ==========




                                                                    GE Investments Fund, Inc.
                                                     --------------------------------------------------

                                                      International          U. S.            Money
                                                          Equity            Equity            Market
                                                           Fund              Fund              Fund
                                                      --------------     ------------      ------------
Increase in net assets

From operations:
     Net investment income (loss)                     $  (14,514)         (103,042)           132,439
     Net realized gain (loss)                            445,311         2,040,626                  -
     Unrealized appreciation
      (depreciation) on investments                      132,598         2,038,985                  -
                                                      ----------        ----------         ----------

             Increase in net assets from operations      563,395         3,976,569            132,439
                                                      ----------        ----------         ----------

From capital transactions:
     Net effect of transactions by General Electric
         Capital Assurance Company                       119,129           363,065            (34,518)
     Net contract purchase payments                        9,227            53,979              3,656
     Transfers to the general account of
       General Electric Capital Assurance Company
             Surrender Benefits                          (79,027)         (758,973)           (80,381)
             Transfers from (to) the Fixed
               Guarantee Period Account (note 1)          19,452          (162,036)            37,978
     Interfund transfers                                    (478)           87,705            (86,374)
                                                      ----------        ----------         -----------

             Increase in net assets from capital
               transactions                               68,303          (416,260)          (159,639)
                                                      ----------        ----------         ----------

             Increase in net assets                      631,698         3,560,309            (27,200)

Net assets at beginning of period                      9,655,736        28,887,939          4,892,093
                                                      ----------        ----------         ----------

Net assets at end of period                         $ 10,287,434        32,448,248          4,864,893
                                                    ============        ==========         ==========


                        GECA Variable Investment Account

                          Notes to Financial Statements
                                   (Unaudited)

                                  June 30, 1999



(1)    Description of Entity

       GECA Variable Investment Account (the Account) is a separate investment account established in 1981 by General Electric Capital Assurance Company
       (GECA) under laws of the State of Washington. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. Beginning in 1995, the Account funds certain benefits for group deferred variable annuity policies issued by GECA. GECA is an indirect wholly-owned subsidiary of General Electric Capital Corporation and General Electric Company (GE Company).

       Participants may transfer amounts among the Account's portfolios and the Fixed Guarantee Period Account that is part of the general account of GECA. The net assets related to deferred variable annuity policies are the property of GECA and cannot be used to settle liabilities arising out of any other business of GECA.


(2)    Summary of Significant Accounting Policies

       (a)    Investments

              Investments in shares of the portfolios are recorded at their net asset value. The net asset value is based upon the underlying assets of the mutual funds as determined by quoted market prices. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on a first-in, first-out (FIFO) basis. Dividend income is recorded on the ex-dividend date.

              The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the period ended June 30, 1999 were:
                                                          June 30, 1999
                                                   --------------------------
                                                    Cost of        Proceeds
                                                    shares        from shares
                                                   acquired          sold
                                                   --------       -----------
               GE Investments Funds, Inc.:
                    Income                         $   160,883    $   584,976
                    Premier Growth Equity           11,028,735     11,299,568
                    Value Equity                     6,448,811      6,887,469
                    International Equity             8,367,388      8,313,599
                    U.S. Equity                     16,856,428     17,375,731
                    Money Market                       385,024        412,224


                                                                               4
                                                                    (Continued)

                        GECA Variable Investment Account

                          Notes to Financial Statements
                                   (Unaudited)

                                  June 30, 1999




       (b)    Unit Activity

              The increase (decrease) in outstanding units from capital transactions for the period ended June 30, 1999 are as follows:


                                                                       GE Investment Funds, Inc.
                                 -------------------------------------------------------------------------------
                                                Premier                 International                   Money
                                   Income       Growth        Value        Equity         U.S.         Market
                                    Fund        Equity       Equity         Fund         Equity         Fund
                                 -----------   ----------   ----------   -----------   -----------   -----------
Units outstanding,
     beginning of year              449,277      779,880      806,602       159,738     1,105,479       169,213
Units purchased                      12,190       43,887       37,422        18,158        25,719        25,373
Units redeemed                      (52,512)     (75,792)     (81,239)      (22,341)      (82,965)      (37,500)
                                 -----------   ----------   ----------   -----------   -----------   -----------

Units outstanding, end of year      408,955      747,975      762,785       155,555     1,048,233       157,086
                                 ===========   ==========   ==========   ===========   ===========   ===========






       (c)    Distributions

              The net investment income (loss) and realized capital gains of the Account are retained and reinvested within the Account.

       (d)    Federal Income Taxes

              The operations of the Account are a part of, and are taxed with, the operations of GECA. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax provision was required. GECA is taxed as a life insurance company under the Internal Revenue Code.

       (e)    Use of Estimates

              Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.



                                                                               5
                                                                     (Continued)

                        GECA Variable Investment Account

                          Notes to Financial Statements
                                   (Unaudited)

                                  June 30, 1999



(3)    Related Party Transactions and Contract Charges

       Net contract purchase payments transferred from GECA to the Account represent gross purchase payments recorded by GECA on its group deferred variable annuity products, less deductions for premium taxes in certain states. A withdrawal charge (contingent deferred sales charge) may be assessed against certain amounts withdrawn within five years of any purchase payment. Subject to certain limitations, this charge equals 5% (or less) of the purchase payment surrendered, depending on the time between purchase payment and surrender.

       Each year GECA will deduct a certificate maintenance charge of $40 plus an administration charge at an annual rate of .15% of average daily net assets as partial compensation for certain administrative services. GECA will waive the certificate maintenance charge if at the time of the assessment the account value is $40,000 or greater. In addition, GECA charges the Account at an annual rate of 1.25% of average daily net assets for the mortality and expense risk that GECA assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

       Units are not assigned to purchases made by GECA and no contract charges are assessed against GECA's net assets.

       GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE Company, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on average daily net assets at an effective rate of .50% for the Money Market and Income Funds, .55% for the U.S. Equity Fund, .65% for the Value Equity and Premier Growth Equity Funds, and 1.00% for the International Equity Fund.

                                                                               6